File No. 2-11318
                                                        Rule 497(e)



Northeast Investors Trust

Supplement dated August 25, 2011 to the Prospectus dated February 1, 2011


Effective August 25, 2011, the exchange privilege described in the February 1, 2011 Northeast Investors Trust Prospectus has been terminated.